Share Capital & Share Premium (Details) - Schedule of additional information on escrow shares - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Additional Information On Escrow Shares Abstract
As at January 01	$ 1,353,285
Reverse acquisition adjustment		$ 1,353,285
Ordinary shares issued on merger with Twelve Seas (in Shares)	114,022,421
Cash election	$ (13,599,872)
As at December 31	$ 101,775,834	$ 1,353,285